Revenue and other group-wide disclosures - Narrative (Details) SFr in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 1,551	SFr 415	SFr 4,289	SFr 3,465
Recognized as revenue			(3,748)
Licence and collaboration agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	230	292	541	678
Trade receivables	18,600		18,600		$ 20
Recognized as revenue	SFr (1,321)	SFr (123)	SFr (3,748)	SFr (2,787)